UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q/A

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-02896

Exact name of registrant as specified in charter:	Dryden High Yield Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2005

Date of reporting period:	9/30/2005

Item 1. Schedule of Investments

Dryden High Yield Fund, Inc.

Schedule of Investments as of September 30, 2005 (unaudited)

	Moody’s Ratings	Interest Rate	Maturity Date	Principal Amount (000)		Value

LONG-TERM INVESTMENTS 97.7%

ASSET BACKED SECURITIES 1.0%
Centurion CDO Vll Ltd., Ser. 2004 -7A, Cl. D1 144A	Ba2	12.09%	1/30/16	$5,000	(j)	$5,215,000
CSAM Funding Corp. l, Sub. Notes, Cl. D-2 144A	Ba2	10.00(i)	3/29/16	7,000	(j)	6,860,000
Landmark lV CDO Ltd., 144A	Ba2	10.00(i)	12/15/16	3,500	(j)	3,600,625
Liberty Square Ltd., Ser. 2001-2A, Cl. D, 144A	Ba3	10.10(i)	6/15/13	3,461	(j)	969,288

						16,644,913
CORPORATE BONDS 93.0%

Aerospace/Defense 1.8%
Alliant Techsystems, Inc., Sr. Sub. Notes	B2	8.50	5/15/11	2,955		3,110,138
Argo Tech Corp., Sr. Notes	B3	9.25	6/01/11	1,230		1,303,800
BE Aerospace, Inc., Sr. Sub Notes, Ser. B	Caa2	8.00	3/01/08	1,550		1,550,000
BE Aerospace, Inc., Sr. Sub Notes, Ser. B	Caa2	8.875	5/01/11	4,790	(a)	5,029,500
Esterline Technologies Corp., Sr. Sub Notes	B1	7.75	6/15/13	1,000		1,055,000
K&F Acquisition, Inc., Sr. Sub Notes	Caa1	7.75	11/15/14	3,325		3,358,250
L-3 Communications Corp., Sr. Sub. Notes	Ba3	7.625	6/15/12	7,825		8,216,250
Sequa Corp., Sr. Notes, Ser. B	B1	8.875	4/01/08	3,775		3,926,000
Standard Aero Holdings, Inc.	Caa1	8.25	9/01/14	2,740		2,650,950

						30,199,888

Airlines 0.7%
American Airlines, Inc., Certs., Ser. 91-A2	B3	10.18	1/02/13	2,000		1,449,100
AMR Corp., Deb.	Caa2	10.00	4/15/21	3,783		2,213,055
AMR Corp., Notes M.T.N.	NR	10.40	3/10/11	4,450		2,959,250
Calair Capital LLC, Gtd. Sr. Notes	Caa2	8.125	4/01/08	2,980		2,354,200
Continental Airlines, Inc., Certs., Ser. 981B	Ba2	6.748	3/15/17	3,803		3,290,362

						12,265,967

Automotive 4.3%
ArvinMeritor, Inc., Notes	Ba2	8.75	3/01/12	9,610	(a)	9,417,800
Delphi Automotive Systems Corp., Notes	Ca	6.55	6/15/06	870	(a)	639,450

Dryden High Yield Fund, Inc.

Schedule of Investments as of September 30, 2005 (unaudited)

	Moody’s Ratings	Interest Rate	Maturity Date	Principal Amount (000)		Value

Delphi Automotive Systems Corp., Notes	Ca	6.50%	5/01/09	$1,330	(a)	$917,700
Ford Motor Credit Co., Notes	Baa3	7.875	6/15/10	13,785	(a)	13,414,321
General Motors Acceptance Corp., Notes	Ba1	6.125	9/15/06	7,200	(a)	7,222,867
General Motors Acceptance Corp., Notes	Ba1	6.875	8/28/12	10,425	(a)	9,329,937
General Motors Acceptance Corp., Notes	Ba1	6.75	12/01/14	1,790	(a)	1,557,021
Goodyear Tire & Rubber Co. (The), Sr. Notes, 144A	B3	9.00	7/01/15	3,300	(a)	3,250,500
Lear Corp., Gtd. Notes, Ser. B	Ba2	8.11	5/15/09	3,125	(a)	3,107,878
Navistar International Corp., Sr. Notes, Ser. B	Ba3	9.375	6/01/06	2,875		2,932,500
Tenneco Automotive, Inc., Gtd. Notes	B3	8.625	11/15/14	3,850	(a)	3,878,875
TRW Automotive, Sr. Notes	Ba3	9.375	2/15/13	5,737	(a)	6,224,645
TRW Automotive, Sr. Sub. Notes	B1	11.00	2/15/13	425	(a)	479,188
Visteon Corp., Notes	B3	7.00	3/10/14	6,405	(a)	5,556,338
Visteon Corp., Sr. Notes	B3	8.25	8/01/10	5,220	(a)	4,959,000

						72,888,020

Banking 0.5%
Halyk Savings Bank of Kazahstan, Notes, 144A	Baa2	8.125	10/07/09	1,620		1,739,475
Kazkommerts Int’l. BV, Gtd. Notes, 144A	Baa2	7.00	11/03/09	2,210		2,284,588
Kazkommerts Int’l. BV, Gtd. Notes, 144A	Baa2	8.50	4/16/13	4,435		4,850,781

						8,874,844

Building Materials & Construction 1.7%
D.R. Horton, Inc., Gtd. Notes	Ba1	8.00	2/01/09	4,565		4,895,392
D.R. Horton, Inc., Sr. Notes	Ba1	8.50	4/15/12	1,375		1,484,226
D.R. Horton, Inc., Sr. Notes	Ba1	7.50	12/01/07	2,000	(a)	2,093,084
Goodman Global Holdings, Inc., Sr. Notes, 144A	B3	6.41(i)	6/15/12	2,480		2,424,200
K Hovnanian Enterprises, Inc., Gtd. Sr. Notes	Ba1	6.25	1/15/15	3,000	(a)	2,813,352
KB HOME, Sr. Sub. Notes	Ba2	8.625	12/15/08	6,325		6,723,121
New Millenium Homes LLC, (cost $1,953,409; purchased 5/27/98)	NR	Zero	12/31/07	1,854	(d)(j)	1,483,200

Dryden High Yield Fund, Inc.

Schedule of Investments as of September 30, 2005 (unaudited)

	Moody’s Ratings	Interest Rate	Maturity Date	Principal Amount (000)		Value

Nortek, Inc., Sr. Sub. Notes	Caa1	8.50%	9/01/14	$6,290		$5,786,800

						27,703,375

Cable 3.3%
Callahan Nordrhein Westfalen (Germany), Sr. Notes (cost $5,429,117; purchased 6/29/00)	NR	14.00	7/15/10	6,900	(b)(e)(h)(j)	759,000
Callahan Nordrhein Westfalen (Germany), (cost $9,882,293; purchased 6/29/00)	NR	16.00	7/15/10	15,000	(b)(e)(h)(j)	1,350,000
Charter Communications Holdings	NR	6.70	4/07/10	6,991		6,981,988
Charter Communications Holdings II, Sr. Notes	Caa1	10.25	9/15/10	3,000		3,075,000
Charter Communications Holdings LLC, Sr. Disc. Notes	Ca	Zero	1/15/11	2,000		1,660,000
Charter Communications Holdings LLC, Sr. Disc. Notes, Zero Coupon (until 5/15/06)	Ca	11.75(k)	5/15/11	3,000		2,145,000
Charter Communications Holdings LLC, Sr. Notes	Ca	11.125	1/15/11	9,000		6,930,000
Charter Communications Holdings LLC, Sr. Notes	Ca	10.00	5/15/11	1,995		1,446,375
Charter Communications Holdings LLC, Sr. Notes 144A	Ca	11.00	10/01/15	7,255		7,073,624
Charter Communications Holdings, Sr. Notes	Ca	10.75	10/01/09	2,700		2,376,000
Charter Communications Operating LLC Sr. Notes, 144A	B2	8.375	4/30/14	3,400	(j)	3,417,000
CSC Holdings, Inc., Debs.	B1	7.625	7/15/18	910	(d)	850,850
CSC Holdings, Inc., Sr. Notes	B1	7.875	12/15/07	4,500		4,623,750
CSC Holdings, Inc., Sr. Notes, Ser. B	B1	8.125	7/15/09	5,100		5,138,250
CSC Holdings, Inc., Sr. Notes, Ser. B	B1	7.625	4/01/11	1,625		1,596,563
Rogers Cable, Inc., Sr. Sec’d. Notes	Ba3	6.75	3/15/15	2,525		2,531,313
Videotron Ltee, Gtd. Notes, 144A	Ba3	6.375	12/15/15	3,525		3,498,563

						55,453,276

Dryden High Yield Fund, Inc.

Schedule of Investments as of September 30, 2005 (unaudited)

	Moody’s Ratings	Interest Rate	Maturity Date	Principal Amount (000)		Value

Capital Goods 4.4%
Allied Waste North America, Inc. Sr. Notes, 144A	B2	7.25%	3/15/15	$1,395	(a)	$1,374,075
Allied Waste North America, Inc., Sr. Notes, Ser. B	B2	9.25	9/01/12	5,127	(a)	5,549,978
Allied Waste of North America, Inc., Gtd. Notes, Ser B.	B2	8.50	12/01/08	4,785	(a)	4,988,363
Allied Waste of North America, Inc., Sr. Notes, Ser. B	B2	5.75	2/15/11	4,320	(a)	4,028,400
Blount, Inc., Sr. Sub Notes	B3	8.875	8/01/12	5,600		5,964,000
Case New Holland, Inc., Gtd. Notes	Ba3	9.25	8/01/11	3,995		4,224,713
Great Lakes Dredge & Dock Co., Sr. Sub. Notes	Caa3	7.75	12/15/13	1,450	(a)	1,330,375
Holt Group, Inc., Sr. Notes	NR	9.75	1/15/06	8,120	(e)(h)(j)	20,300
Invensys PLC, (United Kingdom) Sr. Notes, 144A	B3	9.875	3/15/11	2,620		2,603,625
Johnsondiversey Holdings, Inc., Sr. Sub. Notes, Ser. B	B3	9.625	5/15/12	900		897,750
Johnsondiversey Holdings, Inc., Sr. Disc. Notes	Caa1	Zero	5/15/13	4,110	(a)(j)	3,041,400
Manitowoc Co., Inc., Gtd. Notes	B2	10.50	8/01/12	6,216		6,946,380
Mueller Group, Inc., Sr. Sub. Notes	Caa1	10.00	5/01/12	2,545		2,697,700
Stena AB, (Sweden) Sr. Notes	Ba3	9.625	12/01/12	2,800	(h)	3,038,000
Stena AB, (Sweden) Sr. Notes	Ba3	7.50	11/01/13	4,900	(h)	4,765,250
Terex Corp., Sr. Sub. Notes 144A	Caa1	10.375	4/01/11	10,830		11,588,099
Terex Corp., Sr. Sub. Notes 144A	Caa1	9.25	7/15/11	1,845		1,983,375
TRISM, Inc., Sr. Sub. Notes (cost $493,912; purchased 3/7/00)	NR	6.375	2/15/06	434	(b)(d)(e)(j)	1,087
Tyco Int’l. Group SA, Notes, 144A	Baa3	3.125	1/15/23	1,100		1,456,125
Tyco Int’l. Group SA, Notes, Sr. Notes	Baa3	6.375	2/15/06	1,200		1,208,012
United Rentals North America, Inc., Sr. Notes	B3	6.50	2/15/12	6,750	(a)	6,513,750

						74,220,757

Chemicals 6.9%
BCI Finance Corp., Sec’d. Notes, 144A	B3	9.0988(i)	7/15/10	4,670		4,716,700

Dryden High Yield Fund, Inc.

Schedule of Investments as of September 30, 2005 (unaudited)

	Moody’s Ratings	Interest Rate	Maturity Date	Principal Amount (000)		Value

Equistar Chemicals Funding LP, Notes	NR	6.50%	2/15/06	$1,400	(j)	$1,403,500
Equistar Chemicals Funding LP, Gtd. Notes	B2	10.125	9/01/08	3,565	(a)	3,832,375
Equistar Chemicals Funding LP, Sr. Notes	B2	10.625	5/01/11	3,030		3,302,700
Huntsman Advanced Materials LLC, Gtd. Notes	Ba3	11.00	7/15/10	675		756,000
Huntsman Co. LLC, Gtd. Notes	Ba3	11.625	10/15/10	3,000		3,427,500
Huntsman International LLC, Gtd. Notes	B2	9.875	3/01/09	6,700		7,076,874
Huntsman International LLC, Sr. Sub. Notes	B3	10.125	7/01/09	1,238		1,273,593
Huntsman LLC, Gtd. Notes	B2	11.50	7/15/12	660		754,050
IMC Global, Inc., Gtd. Notes	Ba3	11.25	6/01/11	1,600		1,760,000
IMC Global, Inc., Gtd. Notes, Ser. B	Ba3	11.25	6/01/11	6,300		6,930,000
IMC Global, Inc., Sr. Notes	Ba3	10.875	8/01/13	2,700		3,186,000
IMC Global, Inc., Sr. Notes, Ser. B	Ba3	10.875	6/01/08	3,618		4,088,340
ISP Chemco, Inc., Sr. Sub Notes, Ser. B	B1	10.25	7/01/11	6,370		6,871,638
Koppers, Inc., Gtd. Notes	B2	9.875	10/15/13	8,710		9,624,549
Lyondell Chemical Co., Sr. Sec’d. Notes,	B1	9.50	12/15/08	2,735		2,864,913
Lyondell Chemical Co., Sr. Sec’d. Notes	B1	9.50	12/15/08	3,050		3,194,875
Lyondell Chemical Co., Sr. Sec’d. Notes	B1	10.50	6/01/13	5,360	(a)	6,056,800
Lyondell Chemical Co., Sec’d. Notes, Ser. A	B1	9.625	5/01/07	8,000		8,399,999
Nalco Co., Sr. Notes	B2	7.75	11/15/11	4,695		4,800,638
Nalco Co., Sr. Sub. Notes	Caa1	8.875	11/15/13	4,560	(a)	4,679,700
Nell AF SARL. (Luxembourg), Sr. Notes, 144A	B2	8.375	8/15/15	3,335	(a)	3,259,963
OM Group, Inc., Sr. Sub. Notes	Caa1	9.25	12/15/11	2,320		2,360,600
PQ Corp., Gtd. Notes, 144A	B3	7.50	2/15/13	7,000	(a)	6,790,000
Rhodia SA, (France) Sr. Notes	B3	10.25	6/01/10	2,925	(a)(h)	3,093,188
Rhodia SA, (France) Sr. Sub. Notes	Caa1	8.875	6/01/11	3,740	(a)(h)	3,534,300
Rockwood Specialties, Inc., Sr. Sub. Notes	B3	10.625	5/15/11	3,554	(j)	3,873,860
Westlake Chemical Corp., Sr. Notes	Ba2	8.75	7/15/11	3,701		3,987,828

						115,900,483

Dryden High Yield Fund, Inc.

Schedule of Investments as of September 30, 2005 (unaudited)

	Moody’s Ratings	Interest Rate	Maturity Date	Principal Amount (000)		Value

Consumer 1.0%
Coinmach Corp., Sr. Notes	B3	9.00%	2/01/10	$2,302		$2,353,795
Levi Strauss & Co., Sr. Notes	Caa2	12.25	12/15/12	3,730		4,121,650
Propex Fabrics, Inc., Gtd. Notes	Caa1	10.00	12/01/12	1,000		922,500
Service Corp. Int’l., Sr. Notes, 144A	Ba3	7.00	6/15/17	2,000		2,020,000
Service Corp. Int’l., Notes	Ba3	6.50	3/15/08	4,385	(a)	4,450,775
Service Corp. Int’l., Sr. Notes	Ba3	6.00	12/15/05	870		870,000
Simmons Bedding Co., Sr. Sub Notes	Caa1	7.875	1/15/14	2,400	(a)	2,208,000

						16,946,720

Electric 9.7%
AES Corp., Sec’d. Notes, 144A	Ba3	8.75	5/15/13	935		1,023,825
AES Corp., Sr. Notes	B1	9.50	6/01/09	6,635	(a)	7,232,150
AES Corp., Sr. Notes	B1	9.375	9/15/10	9,475	(a)	10,446,187
AES Eastern Energy LP, Certs., Ser. A	Ba1	9.00	1/02/17	5,870		6,838,932
Allegheny Energy Supply Co., LLC, Notes, 144A	Ba3	8.25	4/15/12	3,980	(a)	4,477,500
Aquila, Inc., Sr. Notes	B2	9.95	2/01/11	3,418	(a)	3,836,705
Beaver Valley II Funding Corp., Debs.	Baa3	9.00	6/01/17	6,900		8,196,096
Calpine Corp., Sec’d Notes, 144A	NR	8.75	7/15/13	11,610		8,214,075
Calpine Energy Finance (Canada), Gtd. Sr. Notes	Caa3	8.50	5/01/08	1,300	(a)(h)	776,750
CMS Energy Corp., Sr. Notes	B1	9.875	10/15/07	1,250		1,359,375
CMS Energy Corp., Sr. Notes	B1	7.50	1/15/09	5,625		5,892,188
CMS Energy Corp., Sr. Notes	B1	8.50	4/15/11	4,060	(a)	4,516,750
Dynegy Holdings, Inc., Sec’d. Notes, 144A	B3	9.875	7/15/10	1,395		1,520,550
Dynegy Holdings, Inc., Sec’d. Notes, 144A	B3	10.125	7/15/13	8,025	(a)	8,947,874
Dynegy Holdings, Inc., Sr. Notes	Caa2	6.875	4/01/11	1,895	(a)	1,852,363
Edison Mission Energy, Sr. Notes	B1	7.73	6/15/09	8,285		8,740,675
Edison Mission Energy, Sr. Notes	B1	9.875	4/15/11	1,250	(a)	1,481,250
Empresa Nacional de Electricidad SA (Chille), Notes	Ba1	8.625	8/01/15	5,650	(h)	6,596,838
Homer City Funding LLC, Gtd. Notes	Ba2	8.137	10/01/19	1,920		2,169,600
Midland Funding II Corp., Deb.	Ba3	13.25	7/23/06	8,446		8,910,205
Midwest Generation LLC, Certs., Ser. A	B1	8.30	7/02/09	4,855	(j)	5,109,888

Dryden High Yield Fund, Inc.

Schedule of Investments as of September 30, 2005 (unaudited)

	Moody’s Ratings	Interest Rate	Maturity Date	Principal Amount (000)			Value

Midwest Generation LLC, Certs., Ser. B	B1	8.56%	1/02/16		$790	(j)	$869,035
Midwest Generation LLC, Sec’d.	B1	8.75	5/01/34		3,025		3,369,094
Mirant Corp., Sr. Notes, 144A	NR	7.40	7/15/49		2,600	(e)	3,120,000
Mission Energy Holdings Co., Sec’d. Notes	B2	13.50	7/15/08		2,890		3,402,975
Nevada Power Co., Gen. & Ref. Mtg. Bkd., Ser. A	Ba1	8.25	6/01/11		2,465		2,736,150
Noteco Ltd. (United Kingdom)	NR	6.6725(i)(k)	6/30/25	GBP	304	(e)	687,077
NRG Energy, Inc., Sec’d Notes	B2	8.00	12/15/13		7,671		8,169,615
Orion Power Holdings, Inc., Sr. Notes	B2	12.00	5/01/10		6,235		7,513,175
Reliant Energy Mid-Atlantic, Inc., Certs., Ser. C	B1	9.681	7/02/26		3,600		3,834,360
Reliant Energy, Inc., Sec. Notes	B1	9.50	7/15/13		8,015		8,856,574
Sierra Pacific Power Co., Ser. A	Ba1	8.00	6/01/08		2,040		2,152,200
Sierra Pacific Resources, Sr. Notes	B1	8.625	3/15/14		2,165		2,386,371
Teco Energy, Inc., Sr. Notes,	Ba2	7.50	6/15/10		1,000		1,075,000
Texas Genco Hldgs LLC, Bank Loan B 12/15/2014 Term Loan	Ba2	5.89	12/15/14		806	(j)	810,353
Texas Genco Holdings Bank Loan	Ba2	5.924	12/14/11		1,951	(j)	1,961,906
Utilicorp Finance Corp., Sr. Notes (Canada)	B2	7.75	6/15/11		2,375	(h)	2,499,688
York Power Funding, (Cayman Islands) Sr. Sec’d., Notes, 144A (cost $1,963,363; purchased 7/31/98)	NR	12.00	10/30/07		1,963	(b)(e)(f)(h)(j)	169,831

							161,753,180

Dryden High Yield Fund, Inc.

Schedule of Investments as of September 30, 2005 (unaudited)

	Moody’s Ratings	Interest Rate	Maturity Date	Principal Amount (000)		Value

Energy-Other 3.6%
Chesapeake Energy Corp., Sr. Notes	Ba2	6.875%	1/15/16	$4,925		$5,048,125
Chesapeake Energy Corp., Sr. Notes	Ba2	7.00	8/15/14	2,650	(a)	2,782,500
Chesapeake Energy Corp., Sr. Notes	Ba2	6.375	6/15/15	3,900		3,919,500
Chesapeake Energy Corp., Sr. Notes	Ba2	6.25	1/15/18	450		441,000
Encore Acquisition Co., Sr. Sub. Notes	B2	6.25	4/15/14	2,085		2,074,575
Forest Oil Corp., Sr. Notes	Ba3	8.00	6/15/08	1,260		1,337,175
Hanover Equipment Trust, Sec’d. Notes, Ser. B	B2	8.75	9/01/11	6,990	(a)	7,426,875
Houston Exploration Co., Sr. Sub. Notes	B2	7.00	6/15/13	2,350		2,397,000
Magnum Hunter Resources, Inc., Sr. Notes	Ba3	9.60	3/15/12	460		499,100
Newfield Exploration Co., Sr. Sub. Notes	Ba3	6.625	9/01/14	4,560		4,742,400
Parker Drilling Co., Sr. Notes	B2	9.625	10/01/13	1,450	(a)	1,649,375
Parker Drilling Co., Sr. Notes, Ser. B	B2	10.125	11/15/09	791		822,640
Parker Drilling Co., Sr. Notes, 144A	B2	9.625	10/01/13	2,450	(a)	2,786,875
Pogo Producing Co., Notes, 144A	Ba3	6.875	10/01/17	2,675		2,711,781
Premcor Refining Group, Inc., Sr. Notes	Baa3	6.75	2/01/11	3,000	(a)	3,210,000
Premcor Refining Group, Inc., Sr. Notes	Baa3	9.50	2/01/13	6,550		7,385,125
Premcor Refining Group, Inc., Sr. Notes	Baa3	6.75	5/01/14	390		415,350
Pride International, Inc., Sr. Notes	Ba2	7.375	7/15/14	2,000		2,172,500
Stone Energy Corp., Sr. Sub. Notes	B2	8.25	12/15/11	2,000		2,100,000
Vintage Petroleum, Inc., Sr. Sub. Notes	B1	7.875	5/15/11	2,625	(a)	2,743,125
Vintage Petrolium, Inc., Sr. Notes	Ba3	8.25	5/01/12	2,960		3,167,200

						59,832,221

Dryden High Yield Fund, Inc.

Schedule of Investments as of September 30, 2005 (unaudited)

	Moody’s Ratings	Interest Rate	Maturity Date	Principal Amount (000)		Value

Foods 2.2%
Agrilink Foods, Inc., Sr. Sub Notes	B3	11.875%	11/01/08	$1,558	(j)	$1,593,055
Ahold Finance USA, Inc., (Neatherlands) Notes	Ba2	8.25	7/15/10	1,840	(h)	2,005,600
Del Monte Corp., Sr. Sub. Notes	B2	8.625	12/15/12	4,400		4,729,999
Delhaize America, Inc., Gtd. Notes	Ba1	8.125	4/15/11	4,325	(a)	4,687,487
Dole Food, Inc., Gtd. Notes	B2	7.25	6/15/10	555		552,225
Dole Food, Inc., Sr. Notes	B2	8.625	5/01/09	5,423		5,667,034
Dominos, Inc., Sr. Sub. Notes	B2	8.25	7/01/11	2,127		2,233,350
Iowa Select Farms LP, Sec’d. Notes, PIK, 144A	NR	6.50	12/01/12	708	(j)	333,990
National Beef Packing Co., Sr. Notes	B3	10.50	8/01/11	2,250		2,334,375
Pathmark Stores, Inc., Gtd. Notes	Caa1	8.75	2/01/12	3,295	(a)	3,171,438
Specialty Foods Acquisition, Inc., 144A	NR	13.00	6/15/09	459		5
Smithfield Foods, Inc., Sr. Notes	Ba2	8.00	10/15/09	405		428,288
Smithfield Foods, Inc., Sr. Notes	Ba2	7.00	8/01/11	2,900		2,958,000
Smithfield Foods, Inc., Sr. Notes	Ba2	7.75	5/15/13	3,750	(a)	3,937,500
Stater Brothers Holdings, Inc., Sr. Notes	B1	8.125	6/15/12	1,620	(a)	1,599,750

						36,232,096

Foreign Agencies 0.1%
Gazprom OAO, Sec.’d. Notes (Russia)	NR	10.50	10/21/09	2,080	(h)	2,466,880

Gaming 5.3%
Aztar Corp., Sr. Sub. Notes	Ba3	7.875	6/15/14	4,320	(a)	4,514,400
Boyd Gaming Corp., Sr. Sub. Notes	B1	8.75	4/15/12	2,800	(a)	3,017,000
Boyd Gaming Corp., Sr. Sub. Notes	B1	6.75	4/15/14	1,325	(a)	1,329,969
Caesars Entertainment, Inc., Sr. Sub Notes	Ba1	9.375	2/15/07	2,100		2,215,500
Caesars Entertainment, Inc., Sr. Sub. Notes	Ba1	7.875	12/15/05	6,345		6,384,656
CCM Merger, Inc., Notes, 144A	B3	8.00	8/01/13	2,885	(a)	2,910,244

Dryden High Yield Fund, Inc.

Schedule of Investments as of September 30, 2005 (unaudited)

	Moody’s Ratings	Interest Rate	Maturity Date	Principal Amount (000)		Value

Isle of Capri Casinos, Inc., Sr. Sub. Notes	B2	9.00%	3/15/12	$910		$964,600
Isle of Capri Casinos, Inc., Sr. Sub. Notes	B2	7.00	3/01/14	2,325		2,229,094
Mandalay Resort Group, Sr. Notes	Ba2	6.45	2/01/06	2,925	(a)	2,935,969
Mandalay Resort Group, Sr. Notes	Ba2	9.50	8/01/08	3,050		3,332,125
MGM Grand, Inc., Gtd. Notes	Ba3	9.75	6/01/07	10,300		10,969,500
MGM Mirage, Inc., Gtd. Notes	Ba2	6.00	10/01/09	12,020		11,869,749
MGM Mirage, Inc., Sr. Notes, 144A	Ba2	6.625	7/15/15	5,150		5,092,063
MGM Mirage, Inc., Sr. Notes, 144A	Ba2	6.625	7/15/15	500		494,375
Mohegan Tribal Gaming Authority, Sr. Sub. Notes	Ba3	8.00	4/01/12	4,510		4,758,050
Penn National Gaming, Inc., Sr. Sub. Notes	B3	6.75	3/01/15	1,555	(a)	1,523,900
Station Casinos, Inc., Sr. Notes	Ba2	6.00	4/01/12	4,500	(a)	4,494,375
Station Casinos, Inc., Sr. Sub. Notes, 144A	Ba3	6.875	3/01/16	1,875		1,900,781
Trump Entertainment Resorts, Inc., Sec’d. Notes	Caa1	8.50	6/15/15	6,820	(a)	6,581,300
Wynn Las Vegas LLC, 1st Mortgage Bond, 144A	B2	6.625	12/01/14	11,525	(a)	11,020,781

						88,538,431

Health Care & Pharmaceutical 8.9%
Accellent Corp., Gtd. Notes, Ser. B, 144A	Caa1	10.00	7/15/12	5,475		5,940,375
Alliance Imaging, Inc., Sr. Sub. Notes	B3	7.25	12/15/12	1,400	(a)	1,281,000
Concentra Operating Corp., Gtd. Notes	B3	9.50	8/15/10	4,500		4,713,750
Coventry Health Care, Inc., Sr. Notes	Ba1	8.125	2/15/12	3,225	(j)	3,483,000
Elan Finance PLC, Sr. Notes, 144A (Ireland)	B3	7.75	11/15/11	2,450		2,156,000
Fresenius Med. Care Capital Trust, Gtd. Notes	B1	7.875	6/15/11	110		118,250
HCA Inc., M.T.N.	Ba2	8.85	1/01/07	4,632		4,818,952
HCA Inc., M.T.N.	Ba2	8.70	2/10/10	2,650	(a)	2,894,105

Dryden High Yield Fund, Inc.

Schedule of Investments as of September 30, 2005 (unaudited)

	Moody’s Ratings	Interest Rate	Maturity Date	Principal Amount (000)		Value

HCA Inc., M.T.N.	Ba2	9.00%	12/15/14	$5,500		$6,345,576
HCA, Inc., Deb.	Ba2	7.50	11/15/95	1,500		1,377,053
HCA, Inc., Notes	Ba2	7.69	6/15/25	3,290		3,306,384
HCA, Inc., Notes	Ba2	5.50	12/01/09	7,400		7,248,048
HCA, Inc., Notes	Ba2	8.75	9/01/10	3,300		3,644,520
HCA, Inc., Notes	Ba2	6.375	1/15/15	4,000		3,957,404
HEALTHSOUTH Corp., Notes	NR	7.625	6/01/12	6,900	(a)	6,451,500
HEALTHSOUTH Corp., Sr. Notes	NR	8.50	2/01/08	8,200		7,995,000
Iasis Healthcare LLC, Sr. Sub. Notes	B3	8.75	6/15/14	2,000	(a)	2,075,000
Inverness Medical Innovations, Inc., Sr. Sub. Notes	Caa3	8.75	2/15/12	3,475		3,527,125
Magellan Health Services, Inc., Sr. Notes, Ser B	B3	9.375	11/15/08	1,115	(a)	1,169,356
Magellan Health Services, Inc., Sr. Notes, Ser. A,	B3	9.375	11/15/08	10,915		11,474,732
Medco Health Solutions, Inc., Sr. Notes	Ba1	7.25	8/15/13	3,370		3,714,043
MedQuest, Inc., Sr. Sub. Notes	Caa1	11.875	8/15/12	5,585		5,892,175
OMEGA Healthcare Investors, Inc,. Notes	B1	6.95	8/01/07	7,225		7,297,250
Omnicare, Inc., Sr. Sub. Notes	Ba2	6.125	6/01/13	650		637,000
Res-Care, Inc., Gtd. Notes 144A	B1	10.625	11/15/08	7,950		8,427,000
Select Medical Corp., Sr. Sub. Notes, 144A	B3	7.625	2/01/15	1,425		1,364,438
Senior Housing Properties Trust, Sr. Notes	Ba2	8.625	1/15/12	3,675		4,088,438
Tenet Healthcare Corp., Sr. Notes	B3	6.375	12/01/11	1,850		1,725,125
Tenet Healthcare Corp., Sr. Notes, 144A	B3	9.25	2/01/15	5,825	(a)	5,883,250
Vanguard Health Holdings Co. II, Sr. Sub. Notes	Caa1	9.00	10/01/14	2,000		2,130,000
Ventas Realty LP, Sr. Notes 144A	Ba3	8.75	5/01/09	4,000		4,280,000
Ventas Realty LP, Sr. Notes 144A	Ba3	9.00	5/01/12	5,950		6,753,250
Warner Chilcott Corp., Gtd. Notes, 144A	Caa1	8.75	2/01/15	11,185		10,737,599

						146,906,698

Dryden High Yield Fund, Inc.

Schedule of Investments as of September 30, 2005 (unaudited)

	Moody’s Ratings	Interest Rate	Maturity Date	Principal Amount (000)		Value

Lodging 4.7%
Felcor Lodging LP, Gtd. Notes	B1	9.00%	6/01/11	$4,825	(a)	$5,247,188
Felcor Lodging LP, Sr. Notes	B1	7.78(i)	6/01/11	1,765		1,840,013
Felcor Suites LP, Gtd. Notes	B1	7.625	10/01/07	3,425	(a)	3,519,188
Gaylord Entertainment Co., Sr. Notes	B3	8.00	11/15/13	2,175		2,283,750
HMH Properties, Inc., Sr. Gtd. Notes, Ser. B	Ba3	7.875	8/01/08	869		879,863
Host Marriott LP, Ser. M,	Ba3	7.00	8/15/12	6,500		6,589,375
Host Marriott LP, Sr. Notes	Ba3	9.50	1/15/07	7,775	(a)	8,134,593
Host Marriott LP, Sr. Notes	Ba3	7.125	11/01/13	5,510	(a)	5,627,088
ITT Corp., Debs	Ba1	6.75	11/15/05	6,915		6,923,644
ITT Corp., Debs.,	Ba1	7.375	11/15/15	7,560	(a)	8,202,599
La Quinta Properties, Inc.	Ba3	8.875	3/15/11	5,950		6,366,500
La Quinta Properties, Inc., Sr. Notes	Ba3	7.00	8/15/12	225		231,188
Meditrust Corp., Notes	Ba3	7.00	8/15/07	1,150		1,165,813
Royal Caribbean Cruises Ltd., Sr. Notes,	Ba1	6.875	12/01/13	7,590		7,874,624
Royal Caribbean Cruises, Ltd., Debs.	Ba1	7.50	10/15/27	875		931,875
Royal Caribbean Cruises, Ltd., Sr. Notes (Liberia)	Ba1	8.75	2/02/11	850		954,125
Starwood Hotels & Resorts Worldwide, Inc., Gtd. Notes,	Ba1	7.375	5/01/07	10,500		10,828,124
Starwood Hotels & Resorts Worldwide, Inc., Notes	Ba1	7.875	5/01/12	390		425,100

						78,024,650

Media & Entertainment 6.3%
AMC Entertainment, Inc., Sr. Sub. Notes	B3	8.00	3/01/14	4,075	(a)	3,586,000
CanWest Media, Inc., Sr. Notes (Canada)	Ba3	7.625	4/15/13	530	(h)	577,038
Cinemark USA, Inc., Sr. Sub. Notes	B3	9.00	2/01/13	1,150		1,187,375
Dex Media East LLC, Sr. Sub. Notes	B2	12.125	11/15/12	10,690	(a)	12,507,299
Dex Media West LLC, Sr. Sub. Notes	B2	9.875	8/15/13	9,375		10,347,655
Dex Media, Inc., Notes	B3	8.00	11/15/13	2,645		2,717,738

Dryden High Yield Fund, Inc.

Schedule of Investments as of September 30, 2005 (unaudited)

	Moody’s Ratings	Interest Rate	Maturity Date	Principal Amount (000)		Value

DirecTV Holdings LLC, Sr. Notes, 144A	Ba2	6.375%	6/15/15	$3,084		$3,060,870
Echostar DBS Corp., Gtd. Notes	Ba3	6.625	10/01/14	1,600		1,584,000
Echostar DBS Corp., Sr. Notes	Ba3	9.125	1/15/09	1,697		1,786,093
Gray Television, Inc., Sr. Sub. Notes	Ba3	9.25	12/15/11	6,395	(a)	6,922,588
Intelsat Bermuda Ltd., Sr. Notes, 144A	B2	8.25	1/15/13	8,675	(h)	8,729,219
Intrawest Corp., (Canada) Sr. Notes	B1	7.50	10/15/13	2,575	(h)	2,636,156
Medianews Group, Inc., Sr. Sub. Notes	B2	6.875	10/01/13	3,825		3,796,313
Medianews Group, Inc., Sr. Sub. Notes, 144A	B2	6.375	4/01/14	3,175		3,048,000
Morris Publishing Group LLC, Gtd. Notes	Ba3	7.00	8/01/13	1,460		1,445,400
New Skies Satellites NV, Sr. Notes	B1	7.03	4/26/11	774	(j)	783,540
New Skies Satellites NV, Sr. Notes, 144A (Netherlands)	B3	8.539(i)	11/01/11	1,725		1,776,750
New Skies Satellites NV, Sr. Sub. Notes, 144A (Netherlands)	Caa1	9.125	11/01/12	1,900	(a)	1,966,500
Quebecor Media, Inc., Sr. Disc. Notes, Zero Coupon (until 07/15/06) (Canada)	B2	13.75(k)	7/15/11	14,180		14,410,424
Quebecor Media, Inc., Sr. Notes (Canada)	B2	11.125	7/15/11	1,000	(h)	1,092,500
R.H. Donnelley Finance Corp., Sr. Sub. Notes, 144A	B2	10.875	12/15/12	5,675		6,370,188
Sinclair Broadcast Group, Inc., Gtd. Notes	B2	8.75	12/15/11	3,490		3,664,500
Six Flags, Inc., Sr. Notes	Caa1	9.625	6/01/14	2,020	(a)	1,989,700
Vail Resorts, Inc. Sr. Sub. Notes	B2	6.75	2/15/14	3,150		3,142,125
Vertis, Inc., Gtd. Notes, Ser. B	Caa1	10.875	6/15/09	1,090	(a)	1,070,925
Vertis, Inc., Sec’d. Notes	B3	9.75	4/01/09	5,035		5,198,638

						105,397,534

Metals 3.5%
AK Steel Corp., Notes	B1	7.75	6/15/12	2,000		1,845,000
AK Steel Corp., Sr. Notes	B1	7.875	2/15/09	3,375	(a)	3,273,750

Dryden High Yield Fund, Inc.

Schedule of Investments as of September 30, 2005 (unaudited)

	Moody’s Ratings	Interest Rate	Maturity Date	Principal Amount (000)		Value

Arch Western Finance LLC, Sr. Notes	Ba3	6.75%	7/01/13	$6,045		$6,165,900
Century Aluminum Co., Gtd. Notes	B1	7.50	8/15/14	4,650	(a)	4,789,500
Chaparrel Steel Co., Sr. Unsec’d. Notes 144A	B1	10.00	7/15/13	2,250		2,373,750
CSN Islands VII Corp., Gtd. Notes, 144A (Cayman Islands)	B1	10.75	9/12/08	3,790	(j)	4,273,225
Gerdau AmeriSteel Corp., Sr. Notes	Ba3	10.375	7/15/11	2,700	(a)	3,003,750
International Steel Group, Inc., Sr. Notes	Ba2	6.50	4/15/14	1,000		990,000
Ispat Inland ULC, Sec’d. Notes (Canada)	Ba1	9.75	4/01/14	6,100	(h)	7,076,000
Novelis, Inc., Sr. Notes, 144A	B1	7.25	2/15/15	8,670		8,193,150
Oregon Steel Mills, Inc., Gtd. Notes,	Ba3	10.00	7/15/09	7,575	(a)	8,162,063
Peabody Energy Corp., Sr. Notes	Ba3	5.875	4/15/16	1,600	(a)	1,590,000
Russel Metals, Inc., Sr. Notes (Canada)	Ba3	6.375	3/01/14	1,000	(h)	975,000
Ryerson Tull, Inc., Sr. Notes	B2	8.25	12/15/11	3,030	(a)	2,946,675
United States Steel Corp., Sr. Notes	Ba2	10.75	8/01/08	1,700	(a)	1,912,500
Wise Metals Group LLC, Sec’d. Notes	Caa1	10.25	5/15/12	1,000	(a)	790,000

						58,360,263

Non Captive Finance 0.3%
Residential Capital Corp., Sr. Unsec. Notes, 144A	Baa3	6.375	6/30/10	5,425		5,495,954

Packaging 3.4%
Berry Plastics Corp., Gtd. Notes	B3	10.75	7/15/12	6,395		6,874,625
Crown Cork & Seal PLC, Notes (United Kingdom)	B3	7.00	12/15/06	7,765	(h)	7,959,125
Crown European Holdings SA, Sr. Sec’d. Notes (France)	B1	9.50	3/01/11	6,250	(h)	6,843,750
Graham Packaging	Caa1	8.50	10/15/12	2,875	(a)	2,860,625
Graham Packaging	Caa2	9.875	10/15/14	4,575	(a)	4,392,000
Greif Borthers Corp., Sr. Sub. Notes	B1	8.875	8/01/12	10,000		10,725,000

Dryden High Yield Fund, Inc.

Schedule of Investments as of September 30, 2005 (unaudited)

	Moody’s Ratings	Interest Rate	Maturity Date	Principal Amount (000)		Value

Owens-Brockway, Sr. Sec’d. Notes	B1	7.75%	5/15/11	$7,730	(a)	$8,039,200
Owens-Brockway, Sr. Sec’d. Notes	B1	8.75	11/15/12	5,785		6,247,800
Silgan Holdings, Inc., Sr. Sub. Notes	B1	6.75	11/15/13	3,300		3,308,250

						57,250,375

Paper 3.7%
Abitibi Consolidated, Inc., Deb. Notes (Canada)	Ba3	8.85	8/01/30	2,200	(a)(h)	1,980,000
Abitibi Consolidated, Inc., Gtd. Notes (Canada)	Ba3	5.25	6/20/08	2,300	(a)(h)	2,213,750
Abitibi Consolidated, Inc., Gtd. Notes (Canada)	Ba3	6.00	6/20/13	1,435	(a)(h)	1,259,213
Abitibi Consolidated, Inc., Sr. Notes (Canada)	Ba3	8.375	4/01/15	3,550	(a)(h)	3,487,875
Ainsworth Lumber Co. Ltd., Gtd. Notes	B2	7.77(i)	10/01/10	1,500	(h)	1,496,250
Ainsworth Lumber Co. Ltd., Gtd. Notes	B2	7.25	10/01/12	820	(h)	770,800
Ainsworth Lumber, Sr. Notes (Canada)	B2	6.75	3/15/14	3,675	(h)	3,325,875
Bowater Finance Corp., Gtd. Notes (Canada)	Ba3	7.95	11/15/11	740	(h)	745,550
Caraustar Industries, Inc., Sec.	Caa1	9.875	4/01/11	2,825	(a)	2,796,750
Cascades, Inc., Sr. Notes (Canada)	Ba3	7.25	2/15/13	2,500	(h)	2,431,250
Cellu Tissue Holdings, Inc., Sr. Sec’d Notes	B2	9.75	3/15/10	5,000		5,012,500
Georgia-Pacific Corp., Debs.	Ba2	7.50	5/15/06	1,600	(j)	1,618,000
Georgia-Pacific Corp., Debs.	Ba2	7.70	6/15/15	4,000	(a)	4,415,000
Georgia-Pacific Corp., Debs.	Ba2	7.375	12/01/25	1,500	(a)	1,560,000
Georgia-Pacific Corp., Notes,	Ba2	8.875	5/15/31	1,100		1,300,938
Georgia-Pacific Corp., Sr. Notes	Ba1	9.375	2/01/13	4,600		5,128,999
Jefferson Smurfit Corp., Gtd. Notes	B2	7.50	6/01/13	4,375	(a)	3,937,500
Jefferson Smurfit Corp., Sr. Notes	B2	8.25	10/01/12	4,475		4,206,500
Mercer International, Inc., Sr. Notes	Caa1	9.25	2/15/13	2,750	(a)	2,337,500

Dryden High Yield Fund, Inc.

Schedule of Investments as of September 30, 2005 (unaudited)

	Moody’s Ratings	Interest Rate	Maturity Date	Principal Amount (000)		Value

Millar Western Forest Products Ltd., Sr. Notes (Canada)	B2	7.75%	11/15/13	$3,675	(h)	$3,132,938
Smurfit-Stone Container Corp., Sr. Notes	B2	8.375	7/01/12	4,800	(a)(h)	4,560,000
Tembec Industries, Inc., Gtd. Notes (Canada)	B3	8.625	6/30/09	675	(a)	459,000
Tembec Industries, Inc., Sr. Notes (Canada)	B3	7.75	3/15/12	4,755	(a)	3,019,425

						61,195,613

Pipelines & Others 3.6%
El Paso Corp., Sr. Notes	Caa1	7.00	5/15/11	13,210	(a)	13,176,974
El Paso Production Holding Corp., Sr. Notes	B3	7.75	6/01/13	6,875		7,184,375
Ferrellgas Partners LP, Sr. Notes	Ba3	6.75	5/01/14	750		716,250
Pacific Energy Partners LP, Sr. Notes	Ba2	7.125	6/15/14	2,700		2,801,250
Tennessee Gas Pipeline Co., Debs.	B1	7.00	3/15/27	4,355	(a)(j)	4,467,716
Tennessee Gas Pipeline Co., Debs.	B1	7.00	10/15/28	3,200	(a)	3,174,970
Tennessee Gas Pipeline Co., Debs.	B1	7.625	4/01/37	8,615	(a)	9,103,212
TransMontaigne, Inc., Sr. Sub. Notes	B3	9.125	6/01/10	1,890		1,984,500
Williams Cos., Inc., Notes	B1	7.125	9/01/11	10,275	(a)	10,763,063
Williams Cos., Inc., Notes	B1	8.125	3/15/12	6,110	(a)	6,675,175

						60,047,485
Retailers 1.8%
Asbury Automotive Group, Inc., Sr. Sub. Notes, 144A	B3	8.00	3/15/14	2,800	(a)	2,660,000
GSC Holdings, Gtd. Notes, 144A	Ba3	7.875(i)	10/01/11	1,150	(a)	1,151,438
GSC Holdings, Gtd. Notes, 144A	Ba3	8.00	10/01/12	3,525	(a)	3,507,375
J.C. Penney, Co., Inc., Debs.	Ba1	7.40	4/01/37	585		632,531
J.C. Penney Co., Inc., Deb. Notes	Ba1	8.00	3/01/10	3,650		3,987,625
J.C. Penney Co., Inc., Notes	Ba1	9.00	8/01/12	425	(a)	500,438
J.C. Penney Co., Inc., Debs.	Ba1	7.125	11/15/23	1,070	(a)	1,177,000
J.C. Penney Co., Inc., Notes M.T.N.	Ba1	6.875	10/15/15	250		268,438
Jean Coutu Group (PJC), Inc., Sr. Notes	B2	7.625	8/01/12	350	(a)	356,125

Dryden High Yield Fund, Inc.

Schedule of Investments as of September 30, 2005 (unaudited)

	Moody’s Ratings	Interest Rate	Maturity Date	Principal Amount (000)		Value

Jean Coutu Group (PJC), Inc., Sr. Sub. Notes	B3	8.50%	8/01/14	$1,400	(a)	$1,393,000
Pantry, Inc., Sr. Sub. Notes	B3	7.75	2/15/14	4,285		4,285,000
Rite Aid Corp., Sr. Sec’d. Notes	B2	8.125	5/01/10	5,420	(a)	5,528,399
Rite Aid Corp., Sr. Sec’d. Notes	B2	7.50	1/15/15	2,675		2,554,625
Sonic Automotive, Inc., Sr. Sub. Notes	B2	8.625	8/15/13	2,800		2,772,000

						30,773,994

Technology 4.2%
Amkor Technology, Inc., Sr. Notes	Caa1	7.125	3/15/11	1,475	(a)	1,272,188
Ampex Corp., Sec’d. Notes, PIK	NR	12.00	8/15/08	127	(j)	31,848
Flextronics International, Ltd., Sr. Sub. Notes (Singapore)	Ba2	6.25	11/15/14	4,300	(a)(h)	4,278,500
Flextronics International, Ltd., Sr. Sub. Notes (Singapore)	Ba2	6.50	5/15/13	4,920	(a)(h)	5,018,400
Freescale Simiconductor, Inc., Sr. Notes	Ba2	7.125	7/15/14	5,760	(a)	6,134,400
Iron Mountain, Inc., Gtd. Notes	Caa1	8.625	4/01/13	6,075		6,363,563
Nortel Networks Corp. (Canada)	B3	4.25	9/01/08	3,070	(a)(h)	2,889,638
Nortel Networks, Ltd., Notes (Canada)	B3	6.125	2/15/06	5,220	(a)(h)	5,220,000
Sanmina-SCI Corp., Gtd. Notes	B1	6.75	3/01/13	6,000	(a)	5,700,000
Sanmina-SCI Corp., Gtd. Notes,	Ba2	10.375	1/15/10	6,290		6,934,725
Seagate Technology HDD Holdings, Gtd. Notes,	Ba2	8.00	5/15/09	8,650		9,082,499
STATS ChipPAC Ltd., Gtd. Notes	Ba2	6.75	11/15/11	1,670		1,619,900
Sungard Data Systems, Inc., Notes, 144A	B3	8.53(i)	8/15/13	1,750		1,811,250
Sungard Data Systems, Inc., Notes, 144A	Caa1	10.25	8/15/15	8,300	(a)	8,403,750
Sungard Data Systems, Inc., Sr. Unsec. Notes, 144A	B3	9.125	8/15/13	3,000	(a)	3,108,750
UGS Corp., Gtd. Notes	B3	10.00	6/01/12	2,350		2,573,250
Xerox Corp., Sr. Notes	Ba2	6.875	8/15/11	200	(a)(d)	209,000

						70,651,661

Telecommunications 7.0%
Alamosa Delaware, Inc., Gtd. Notes	Caa1	11.00	7/31/10	3,663		4,130,033
Alamosa Delaware, Inc., Sr. Notes	Caa1	8.50	1/31/12	2,125		2,268,438

Dryden High Yield Fund, Inc.

Schedule of Investments as of September 30, 2005 (unaudited)

	Moody’s Ratings	Interest Rate	Maturity Date	Principal Amount (000)		Value

American Cellular Corp., Sr. Notes, Ser. B	B3	10.00%	8/01/11	$1,025	(a)	$1,117,250
AT&T Corp., Sr. Notes	Ba1	9.05	11/15/11	2,909		3,276,261
AT&T Corp., Sr. Notes	Ba1	9.75	11/15/31	2,350	(a)	2,975,688
Bestel SA de CV, Sr. Disc. Notes (Mexico)	NR	12.75	5/15/05	4,850	(d)(e)(h)(j)	824,500
Centennial Communications Corp., Sr. Notes	B3	8.125	2/01/14	1,775		1,877,063
Cincinnati Bell, Inc., Gtd. Notes	B1	7.25	7/15/13	1,025		1,089,063
Cincinnati Bell, Inc., Sr. Sub Notes	B3	8.375	1/15/14	3,480		3,427,800
Citizens Communications Co., Notes	Ba3	9.25	5/15/11	3,685		4,044,288
Citizens Communications Co., Sr. Notes	Ba3	6.25	1/15/13	5,085		4,881,600
Dobson Cellular Systems, Inc., Gtd. Notes, 144A	B1	8.375	11/01/11	1,550		1,631,375
Dobson Cellular Systems, Inc., Sec’d., Notes	B1	8.4431	11/01/11	2,175		2,253,844
Dobson Communications Co., Notes, 144A	Caa2	8.10(i)	10/15/12	945	(a)	932,006
Dobson Communications Corp., Sr. Notes	Ca	10.875(i)	7/01/10	1,600		1,690,000
Eircom Funding, Sr. Sub. Notes (Ireland)	B1	8.25	8/15/13	2,380	(a)(h)	2,582,300
Hawaiian Telcom Communications, Inc., Sr. Notes, 144A	B3	8.9138(i)	5/01/13	2,075		2,095,750
Hawaiian Telcom Communication, Inc., Sr. Sub. Notes, 144A	Caa1	12.50	5/01/15	1,800	(a)	1,818,000
Hawaiian Telcom Communications, Inc., Sr. Notes, 144A	B3	9.75	5/01/13	1,700	(a)	1,734,000
MCI, Inc., Sr. Notes	B2	7.688	5/01/09	14,175	(a)	14,706,562
MCI, Inc., Sr. Notes	B2	8.735	5/01/14	925		1,031,375
Qwest Communications International, Inc., Sr. Notes, 144A	B3	7.50	2/15/14	6,700	(a)	6,365,000
Qwest Corp., Sr. Notes, 144A	Ba3	7.625	6/15/15	6,525	(a)	6,663,655

Dryden High Yield Fund, Inc.

Schedule of Investments as of September 30, 2005 (unaudited)

	Moody’s Ratings	Interest Rate	Maturity Date	Principal Amount (000)			Value

Qwest Services Corp., Sec’d. Notes	Caa1	13.50%	12/15/10		$21,581		$24,710,245
Qwest Services Corp., Sr. Notes	Ba3	7.875	9/01/11		1,150		1,198,875
Rogers Wireless Communications, Inc., Sec’d. Notes, (Canada)	Ba3	9.625	5/01/11		5,100	(a)(h)	5,890,500
Rogers Wireless Communications, Inc., Sec’d. Notes (Canada)	Ba3	6.375	3/01/14		1,200	(a)(h)	1,206,000
Rogers Wireless Communications, Inc., Sr. Sub. Notes	B2	8.00	12/15/12		225	(a)(h)	237,656
SBA Communications Corp., Sr. Notes	Caa1	8.50	12/01/12		1,200		1,305,000
Triton PCS, Inc., Gtd. Notes	Caa1	8.50	6/01/13		2,140		2,038,350
U.S. Unwired, Inc., Sec’d Notes	B2	8.12(i)	6/15/10		1,850	(a)	1,912,438
Ubiquitel Operating Co., Sr. Notes	Caa1	9.875	3/01/11		5,525		6,132,750

							118,047,665

Tobacco 0.1%
RJ Reynolds Tobacco Holdings, Inc., Notes, 144A	Ba2	7.30	7/15/15		2,000	(a)	2,045,000
RJ Reynolds Tobacco Holdings, Inc., Notes, 144A	Ba2	6.50	7/15/10		250		249,375

							2,294,375

							1,557,722,405

Sovereign Bonds 1.5%
Argentina Government Bonds,	B3	3.00(i)	4/30/13		6,815	(h)	5,724,600
Federal Republic of Brazil	B1	8.75	2/04/25		3,650	(h)	3,856,225
Federal Republic of Colombia	Ba2	10.00	1/23/12		4,531	(a)(h)	5,459,855
Federal Republic of Philippines,	B1	9.375	1/18/17		6,260	(a)(h)	6,862,525
Republic of Argentina, Bonds	NR	4.005(i)	12/31/33	ARS	367		164,189

Dryden High Yield Fund, Inc.

Schedule of Investments as of September 30, 2005 (unaudited)

	Moody’s Ratings	Interest Rate	Maturity Date	Principal Amount (000)		Value

Republic of Argentina, Notes	NR	1.20(i)%	12/31/38	EURO	8,077	$3,897,875

						25,965,269

	Shares
COMMON STOCKS 1.4%
Classic Communications, Inc.	3,000	(f)(j)(c)	30
Color Spot Nurseries, Inc.	57,197	(f)(j)(c)	228,788
Firearms Training Systems, Inc.	122,000	(c)	119,560
Gentek, Inc.	12,135	(c)	175,958
IMPSAT Fiber Networks, Inc.	118,952	(c)	796,978
Kaiser Group Holdings, Inc.	13,459	(c)	538,360
Liberty Global, Inc., Cl. A	76,334	(c)	1,965,594
Liberty Media, Inc.	76,334	(c)	2,067,118
Link Energy LLC	20,001	(j)(c)	1,800
NTL, Inc.	12,881	(c)	860,451
Peachtree Cable Assoc. Ltd., (cost $314,921; purchased 12/10/86)	31,559	(b)(f)(j)(c)	58,729
Premium Standard Farms, Inc.	745,838	(j)(c)	11,053,319
Sprint Nextel Corp.	63,375	(c)	1,507,060
Sterling Chemicals, Inc.	159	(c)	3,816
Telus Corp.	108,785	(c)	4,431,901
TRISM, Inc., (cost $0; purchased 3/7/00)	27,543	(b)(d)(j)(c)	28
Walter Industries, Inc.	4,274		209,084
York Research Corp., (cost $0; purchased 12/30/02)	15,105	(j)(c)	15

			24,018,589
PREFERRED STOCK 0.7%

Building Materials & Construction
New Millenium Homes LLC, Ser. A	2,000	(d)(f)(j)	20

Cable
Adelphia Communications Corp., 13.00% (cost $1,860,000; purchased 8/8/01)	20,000	(j)	4,000
PTV, Inc., Ser. A, 10.00%	9		11

			4,011

Dryden High Yield Fund, Inc.

Schedule of Investments as of September 30, 2005 (unaudited)

	Shares		Value

Capital Goods
Eagle-Picher Holdings, Inc., 11.75% (cost $8,699,886; purchased 2/19/98)	1,530	(j)(c)	$153,000
Kaiser Group Holdings, Inc. 7.00%, PIK	3,670		202,768

			355,768

Foods
AmeriKing, Inc., 13.00%	1,619	(e)(j)(c)	2

Media & Entertainment 0.5%
Paxson Communications, Corp; 14.25%	1,170	(c)	7,955,972

Technology 0.2%
Xerox Corp., 6.25%	28,520	(d)	3,340,548

Telecommunications
McLeodUSA, Inc., Ser. A, 2.50%	78,235		14,082
World Access, Inc., 13.25%	4,663	(f)(j)	12

			14,094

			11,670,415
WARRANTS 0.1%
Aladdin Gaming, (cost $0; purchased 2/18/98)	30,000	(b)(j)	30
Allegiance Telecom, Inc., (cost $0; purchased 1/29/98)	14,200	(b)(j)	14
GenTek, Inc.	14,910	(j)	61,131
GenTek, Inc.	30,529	(j)	122,116
GT Group Telecommunications, Inc. (Canada), 144A	8,610	(j)	9
ICG Communications, Inc.	127,809	(j)	128
HF Holdings, Inc., (cost $4,375; purchased 9/30/99)	4,375	(b)(f)(j)	44
McLeodUSA, Inc.	173,364		1,387
Price Communications Corp., (cost $0; purchased 7/31/97)	17,200	(b)(j)	779,504

Dryden High Yield Fund, Inc.

Schedule of Investments as of September 30, 2005 (unaudited)

	Shares		Value

Star Choice Communication (Canada)	124,485		$977,674
Sterling Chemical, Inc.	5,450	(j)	5
TNV Entertainment	46,241		26,820
Verado Holdings Inc.	4,075		2,738
Versatel Telecom Int’l. NV (Neatherlands)	10,000	(j)	10
Viasystems Group, Inc.	166,335	(f)(j)	17

			1,971,627

Total Long-Term Investments (cost $1,671,811,526)			1,637,993,218

SHORT-TERM INVESTMENTS 20.7%
MONEY MARKET MUTUAL FUND
Core Investment Fund-Taxable Money Market Series(g)(l) (cost $347,352,378)	347,352,378		347,352,378

Total Investments 118.4% (cost $2,019,163,904)(m)			1,985,345,596
Liabilities in excess of other assets(n) (18.4%)			(308,822,938)

Net Assets 100.0%			$1,676,522,658

144A—Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.

Euro—Euro Dollars.

GBP—Great Britain Pound.

LLC—Limited Liability Company.

LP—Limited Partnership.

PIK—Payment-in-kind.

NR—Not Rated by Moody’s or Standard & Poor’s.

(a)	All or portion of security is on loan. The aggregate market value of such securities is $338,846,552; cash collateral of $347,352,378 (included in liabilities) was received with which the portfolio purchased highly liquid short-term investments.
(b)	Indicates a restricted security; the aggregate cost of such securities is $14,120,229. The aggregate value of $3,952,322 is approximately 0.24% of net assets.
(c)	Non-income producing security.
(d)	Consists of more than one class of securities traded together as a unit; generally bonds with attached stock or warrants.
(e)	Represents issuer in default on interest payments; non-income producing security.
(f)	Fair valued security.
(g)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.
(h)	US$ denominated foreign bonds.
(i)	Floating rate bond. The coupon is indexed to a floating interest rate. The rate shown is the rate at September 30, 2005.

Dryden High Yield Fund, Inc.

Schedule of Investments as of September 30, 2005 (unaudited)

(j)	Indicates a security that has been deemed illiquid. The aggregate cost of the illiquid securities is $115,525,660. The aggregate value, $74,155,992 represents 4.42% of net assets.
(k)	The rate shown reflects the coupon rate after the step date.
(l)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(m)	The United States Federal income tax basis of the Fund’s investments and the net unrealized appreciation as of September 30, 2005 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Total Net Unrealized Depreciation
$2,019,163,904	$81,129,709	$114,948,017	$33,818,308

(n)	Liabilities in excess of other assets includes net unrealized depreciation on credit default swaps. Credit default swap agreements outstanding at September 30, 2005:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Underlying Bond	Unrealized Depreciation
Morgan Stanley Capital Services, Inc.*	09/20/2010	$2,500	4.20%	Lear Corp.	$(9,335)

*	Portfolio receives the fixed rate and, in the event that the underlying issuer defaults, pays the counterparty the notional amount in exchange for an underlying bond.

Notes to Schedule of Investments (unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI or Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by a independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Securities for which market quotations are not readily available, or whose values have been effected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market value of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

The Fund invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden High Yield Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date November 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date November 28, 2005

By (Signature and Title)*	/s/ Jack Benintende
Jack Benintende
Acting Principal Financial Officer

Date November 28, 2005

*	Print the name and title of each signing officer under his or her signature.